RESTRICTED CASH TRANSFARABLE TO CUTOMERS FOR PROCESSING ACTIVITY	12 Months Ended
Dec. 31, 2024
Disclosure Of Restricted Cash [Abstract]
RESTRICTED CASH TRANSFARABLE TO CUTOMERS FOR PROCESSING ACTIVITY
NOTE 8 - RESTRICTED CASH TRANSFARABLE TO CUTOMERS FOR PROCESSING ACTIVITY

Nayax Europe, a subsidiary of the Group, holds a Payment Institution License from the central bank of Lithuania and is licensed to hold and transfer funds to the Group’s customers across Europe for the purpose of the Group processing activity in Europe. In accordance with the requirements of the central bank of Lithuania, the funds of Nayax Europe’s customers are held in a segregated account before being transferred to customers. Nayax Financial Services, a subsidiary of the group, also holds a Payment Institution License. Nayax Financial Services specializes in providing payment and acquiring services for the group's customers, including payment management solutions and segregated accounts services in various regions. The license for Nayax Financial Services was granted by the Financial Conduct Authority (the "FCA"), a regulatory body in the UK.

As of December 31, 2024 and 2023, $60,299 and $49,858 thousand, respectively, were held in segregated accounts for the Group's customers.